Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
South African Revenue Service [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross recognised capital allowance disallowed			$ 182.2
GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross recognised capital allowance	$ 925.5	$ 796.6
Gross unrecognised capital allowance	1,501.6	1,132.6
Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 445.9	$ 388.8
Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses carry forward period	Five Years	Five Years
Tax Losses Expiring Between 1 and 2 Years [Member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 22.9	$ 10.9
Tax Losses Expiring Between 2 and 5 Years [Member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	57.6	58.9
Tax Losses Expiring Between 5 and 10 Years [Member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	30.4	41.2
Tax Losses Expiring After 10 Years [Member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	43.2	40.6
No Expiry Date [Member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	291.8	237.2
Tax Losses Expire in 2 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses	44.5	46.3
Tax Losses Expire in 3 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	19.0	0.0
Tax Losses Expire in 4 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	91.7	19.4
Tax Losses Expire in 5 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	$ 46.2	$ 3.0